Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Class P Unit Activities
A summary of the Class P Unit activity for the periods presented is as follows:
Number of Units
Outstanding Class A-3 and Class B Units, December 31, 2018	245,371
Granted	25,990
Cancellations	(7,284)
Outstanding Class A-3 and Class B Units, December 31, 2019	264,077
Granted	14,250
Repurchase	(1,900)
Cancellations	(1,611)
Outstanding Class A-3 and Class B Units, December 31, 2020	274,816
Repurchases	(8,279)
Cancellations	(4,288)
Outstanding Class A-3 and Class B Units, June 15, 2021 (Pre-Business Combination)	262,249
Class A-3 Units outstanding exchanged for Class A Units in connection with the Business Combination	(53,333)
Recapitalization in connection with the Business Combination	25,687,126
Outstanding Class P Units, June 16, 2021	25,896,042
Cancellations	(235,513)
Outstanding Class P Units, December 31, 2021	25,660,529
Vested, December 31, 2021	23,685,659

Schedule of Restricted Stock Units Activity
A summary of the restricted stock unit (“RSU”) activity for the year ended December 31, 2021 is as follows:
	Number of RSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2020	—	$ —
Granted	6,581,369	$ 10.96
Vested	(568,826)	$ 10.59
Forfeited	(182,662)	$ 13.70
Non-vested at December 31, 2021	5,829,881	$ 10.91

Schedule of Performance Shares Activity
A summary of the PSU activity for the year ended December 31, 2021 is as follows:
	Number of PSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2020	—	$ —
Granted	2,437,500	$ 6.40
Vested	—	$ —
Forfeited	—	$ —
Non-vested at December 31, 2021	2,437,500	$ 6.40

Schedule of Stock-based Payment Arrangement
The Company recorded stock-based compensation cost related to the Class P Units, RSUs and PSUs in the following expense categories on the accompanying consolidated statements of operations (in thousands):
Year Ended December 31, 2021
Sales and marketing	$ 6,021
Product development	5,103
General and administrative	18,200
Total stock-based compensation expense	29,324
Amount capitalized to software development	1,099
Total stock-based compensation cost	$ 30,423